Capital Management and Risk Policies - Summary of Changes in Loss Allowance Between Beginning and End of Annual Period (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Foreign exchange and other movements	$ 150,764
Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	11,502,798	$ 5,671,699	$ 5,304,394
Inflation effect	(4,025,311)	(1,830,273)	(1,053,928)
New Financial Assets Originated or Purchased		48,586,277
Foreign exchange and other movements		(2,609,497)
Loss allowance, Ending Balance	10,503,160	11,502,798	5,671,699
Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,656,347	1,485,036	952,543
Inflation effect	(929,567)	(479,225)	(189,261)
New Financial Assets Originated or Purchased	25,159,811	33,037,852
Foreign exchange and other movements	(1,383,602)	(515,841)
Loss allowance, Ending Balance	3,014,016	2,656,347	1,485,036
Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	1,954,981	1,154,685	764,370
Inflation effect	(684,130)	(372,617)	(151,873)
New Financial Assets Originated or Purchased	168,569,469	133,382,139
Foreign exchange and other movements	(2,721,715)	(7,698,912)
Loss allowance, Ending Balance	5,212,734	1,954,981	1,154,685
Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	8,164,343	5,965,182	6,399,923
Inflation effect	(2,857,046)	(1,924,979)	(1,271,596)
Transfer from Stage 1 to Stage 2	0
New Financial Assets Originated or Purchased	12,225,082	27,613,413
Foreign exchange and other movements	730,898	0
Loss allowance, Ending Balance	7,413,193	8,164,343	5,965,182
Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	316,155
12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	4,000,345	1,682,312	1,962,040
Inflation effect	(1,399,888)	(542,887)	(389,838)
New Financial Assets Originated or Purchased		37,070,938
Foreign exchange and other movements		(2,084,944)
Loss allowance, Ending Balance	4,050,243	4,000,345	1,682,312
12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	410,651	341,135	88,123
Inflation effect	(143,704)	(110,085)	(17,508)
New Financial Assets Originated or Purchased	20,951,735	26,884,407
Foreign exchange and other movements	(1,529,839)	(313,955)
Loss allowance, Ending Balance	352,917	410,651	341,135
12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	808,785	325,779	255,997
Inflation effect	(283,028)	(105,131)	(50,865)
New Financial Assets Originated or Purchased	165,278,026	124,006,193
Foreign exchange and other movements	(3,473,035)	(8,343,440)
Loss allowance, Ending Balance	540,249	808,785	325,779
12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,117,634	1,391,092	1,193,141
Inflation effect	(741,049)	(448,909)	(237,065)
Transfer from Stage 1 to Stage 2	(2,598,692)
New Financial Assets Originated or Purchased	10,374,605	24,889,161
Foreign exchange and other movements	433,410	(28,281)
Loss allowance, Ending Balance	2,023,337	2,117,634	1,391,092
12-month ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Foreign exchange and other movements	(9,120)
Lifetime ECL [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance		1,410,750
Loss allowance, Ending Balance			1,410,750
Lifetime ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Foreign exchange and other movements	27,507
Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	3,565,091	1,410,750	1,071,697
Inflation effect	(1,247,575)	(455,254)	(212,936)
New Financial Assets Originated or Purchased		9,247,249
Foreign exchange and other movements		(185,542)
Loss allowance, Ending Balance	1,876,438	3,565,091	1,410,750
Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	430,926	195,413	291,080
Inflation effect	(150,799)	(63,061)	(57,835)
New Financial Assets Originated or Purchased	1,472,562	4,121,250
Foreign exchange and other movements	(11,193)	(6,813)
Loss allowance, Ending Balance	146,516	430,926	195,413
Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	119,011	69,546	164,428
Inflation effect	(41,647)	(22,441)	(32,669)
New Financial Assets Originated or Purchased	2,975,288	6,954,157
Foreign exchange and other movements	2,973,811	1,241,887
Loss allowance, Ending Balance	179,755	119,011	69,546
Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	2,834,539	1,954,069	2,409,363
Inflation effect	(991,924)	(630,583)	(478,714)
Transfer from Stage 1 to Stage 2	2,598,692
New Financial Assets Originated or Purchased	987,705	1,180,716
Foreign exchange and other movements	156,413	(32,816)
Loss allowance, Ending Balance	704,146	2,834,539	1,954,069
Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	3,937,362	2,578,637	2,270,657
Inflation effect	(1,377,848)	(832,132)	(451,154)
New Financial Assets Originated or Purchased		2,268,090
Foreign exchange and other movements		(339,011)
Loss allowance, Ending Balance	4,576,479	3,937,362	2,578,637
Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	1,814,770	948,488	573,340
Inflation effect	(635,064)	(306,079)	(113,918)
New Financial Assets Originated or Purchased	2,735,514	2,032,195
Foreign exchange and other movements	(4,527)	(195,073)
Loss allowance, Ending Balance	2,514,583	1,814,770	948,488
Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	1,027,185	759,360	343,945
Inflation effect	(359,455)	(245,045)	(68,339)
New Financial Assets Originated or Purchased		2,421,789
Foreign exchange and other movements	(2,222,491)	(597,359)
Loss allowance, Ending Balance	4,492,730	1,027,185	759,360
Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance, Beginning Balance	3,212,170	2,620,021	2,797,419
Inflation effect	(1,124,073)	(845,487)	(555,817)
Transfer from Stage 1 to Stage 2	0
New Financial Assets Originated or Purchased	862,772	1,543,536
Foreign exchange and other movements	141,075	61,097
Loss allowance, Ending Balance	4,685,710	3,212,170	2,620,021
Movements with profit and loss impact [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	4,050,297	5,649,718	2,917,192
Changes in PDs/LGDs/EADs	2,029,802	6,391,008	2,380,695
Changes to model assumptions and methodologies	1,874,093
Foreign exchange and other movements	37,899	97,651	443
Movements with profit and loss impact [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	2,326,548	1,915,569	1,023,123
Changes in PDs/LGDs/EADs	527,550	1,129,861	426,095
Changes to model assumptions and methodologies	264,994	186,912
Foreign exchange and other movements	7,194		86,997
Movements with profit and loss impact [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	690,744	679,414	307,605
Changes in PDs/LGDs/EADs	4,343,301	405,338	272,194
Changes to model assumptions and methodologies	109,540	390,454
Foreign exchange and other movements	(122)		396,018
Movements with profit and loss impact [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	3,885,791	2,720,243	1,163,576
Changes in PDs/LGDs/EADs	3,056,583	6,029,066	2,630,156
Changes to model assumptions and methodologies	(1,012,086)
Foreign exchange and other movements	11,146	(520,972)	(383,780)
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	975,375	1,046,545	472,592
Changes in PDs/LGDs/EADs	1,400,209	2,057,322	45,327
Changes to model assumptions and methodologies	(172,921)
Foreign exchange and other movements	208,412	71,851	16,212
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	238,020	278,772	278,455
Changes in PDs/LGDs/EADs	91,006	185,204	(42,646)
Changes to model assumptions and methodologies	(48,727)	26,219
Foreign exchange and other movements			1,403
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			3,427
New Financial Assets Originated or Purchased	385,304	613,038	262,500
Changes in PDs/LGDs/EADs	19,099	227,367	101,102
Changes to model assumptions and methodologies	(25,142)	(10,496)
Foreign exchange and other movements	(9,847)		16,878
Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	102,230	791,626	375,465
Changes in PDs/LGDs/EADs	913,845	549,774	(336,547)
Changes to model assumptions and methodologies	(309,543)
Foreign exchange and other movements	11,146	(197,790)	(131,230)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	569,129
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased		2,117,334	952,404
Changes in PDs/LGDs/EADs	(896)	1,450,069	379,063
Changes to model assumptions and methodologies	735,069
Foreign exchange and other movements	(204,306)	40,839	2,040
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	70,572	301,498	126,703
Changes in PDs/LGDs/EADs	8,924	136,917	83,812
Changes to model assumptions and methodologies	36,552	25,024
Foreign exchange and other movements			17,589
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(3,427)
New Financial Assets Originated or Purchased	93,976	66,376	45,105
Changes in PDs/LGDs/EADs	30,508	60,418	98,366
Changes to model assumptions and methodologies	72,470	15,369
Foreign exchange and other movements	(4,969)		(16,769)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	895,000	1,130,810	684,637
Changes in PDs/LGDs/EADs	513,073	1,866,361	1,051,645
Changes to model assumptions and methodologies	(693,866)
Foreign exchange and other movements	0	(323,182)	(252,550)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	2,505,793	2,485,839	1,492,196
Changes in PDs/LGDs/EADs	630,489	2,883,617	1,956,305
Changes to model assumptions and methodologies	1,311,945
Foreign exchange and other movements	33,793	(15,039)	(17,809)
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	2,017,956	1,335,299	617,965
Changes in PDs/LGDs/EADs	427,620	807,740	384,929
Changes to model assumptions and methodologies	277,169	135,669
Foreign exchange and other movements			68,005
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	211,464
Changes in PDs/LGDs/EADs	4,293,694	117,553	72,726
Changes to model assumptions and methodologies	11,928	385,581
Foreign exchange and other movements	14,694		395,909
Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
New Financial Assets Originated or Purchased	2,888,561	797,807	103,474
Changes in PDs/LGDs/EADs	1,629,665	3,612,931	1,915,058
Changes to model assumptions and methodologies	(8,677)
Foreign exchange and other movements	0
Other movements with no profit and loss impact [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(4,966,418)	(4,477,005)	(3,877,097)
Other movements with no profit and loss impact [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(1,839,050)	(1,581,806)	(814,461)
Other movements with no profit and loss impact [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(1,201,580)		(433,629)
Other movements with no profit and loss impact [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(3,835,538)	(4,104,197)	(2,573,097)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(847,635)	(333,615)	(557,322)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(213,717)	(318,164)	(27,019)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(439,191)		(259,023)
Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(602,632)	(81,620)	(48,470)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs			(621,412)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(1,319,853)	(941,173)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(9,659)
Write-offs	(226,395)	(156,475)	(205,632)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(96,025)		(174,606)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(545,398)	(587,841)	(509,141)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(2,798,930)	(3,202,217)	(2,698,363)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			9,659
Write-offs	(1,398,938)	(1,107,167)	(581,810)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(666,364)
Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Write-offs	(2,687,508)	(3,434,736)	(2,015,486)
Transfer from stage 1 to stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 1 to stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 1 to stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 1 to stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		3,273,027
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	3,669,945	871,588
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	6,201,605	854,642
Transfer from stage 1 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,110,563	6,051,219
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(3,273,027)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(3,669,945)	(871,588)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(6,201,605)	(854,642)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,110,563)	(6,051,219)
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 1 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(541,650)	(56,075)	(57,318)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(24,832)	(6,016)	(6,193)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(28,341)	(2,880)	(4,143)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(51,051)	(170,994)	(93,181)
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	541,650	56,075	57,318
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	24,832	6,016	6,193
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	28,341	2,880	4,143
Transfer from stage 1 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	51,051	170,994	93,181
Transfer from stage 1 to stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 1 to stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 1 to stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 1 to stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		1,058,724
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	180,232	164,162
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	6,479	15,220
Transfer from stage 1 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,860,449	2,151,017
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(1,058,724)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(180,232)	(164,162)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(6,479)	(15,220)
Transfer from stage 1 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,860,449)	(2,151,017)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(55,913)	(19,975)	(19,387)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,436)	(1,143)	(571)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(58)	(275)	(94)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(107,274)	(61,988)	(38,118)
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	55,913	19,975	19,387
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,436	1,143	571
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	58	275	94
Transfer from stage 1 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	107,274	61,988	38,118
Transfer from stage 2 to stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 2 to stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 2 to stage 1 [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(608,803)	0
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,813,608)
Transfer from stage 2 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(1,735,099)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	608,803	(5,040)
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,813,608
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		1,735,099
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		5,040
Transfer from stage 2 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	462,714	94,867	210,006
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	16,974	14,729	67,091
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	62,382	4,303
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	680,513	331,577	650,714
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(462,714)	(94,867)	(210,006)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(16,974)	(14,729)	(67,091)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(62,382)	(4,303)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(680,513)	(331,577)	(650,714)
Transfer from stage 2 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			0
Transfer from stage 2 to stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 2 to stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 2 to stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 2 to stage 3 [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(21,051)
Transfer from stage 2 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 2 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 2 to stage 3 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	298,649	94,558
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	21,051
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	2,258,668	1,982,432
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(298,649)	(94,558)
Transfer from stage 2 to stage 3 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(2,258,668)	(1,982,432)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(333,814)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(29,246)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,027)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(680,583)
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	333,814
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	29,246
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,027
Transfer from stage 2 to stage 3 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	680,583
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			(52,291)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(9,461)	(15,025)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(431,289)	(395,389)
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			52,291
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		9,461	15,025
Transfer from stage 2 to stage 3 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		431,289	395,389
Transfer from stage 3 to stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 3 to stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 3 to stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 3 to stage 2 [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	90,874
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(547,402)
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	(722,494)
Transfer from stage 3 to stage 2 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(19,171)	547,402
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(90,874)	722,494
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(5,664)	(33,663)
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	19,171	0
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 3 to stage 2 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	5,664	33,663
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	34,657
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	9,317
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	41,499
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	2,767
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(34,657)
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(9,317)
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(41,499)
Transfer from stage 3 to stage 2 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(2,767)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(302,293)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(242,920)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2			44,873
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(62,777)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(4,515)	10,253
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(59,373)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		16,777	1,751
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		62,777	(44,873)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		4,515	(10,253)
Transfer from stage 3 to stage 2 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(16,777)	(1,751)
Transfer from stage 3 to stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 3 to stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		0
Transfer from stage 3 to stage 1 [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	714
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(5,565)
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(714)
Transfer from stage 3 to stage 1 [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(19,427)	(28,825)
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 2 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	0	0
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	5,565
Transfer from stage 3 to stage 1 [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	19,427	28,825
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	21,195
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	1,175
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	2
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	9,518
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(21,195)
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(1,175)
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	(2)
Transfer from stage 3 to stage 1 [member] | Movements with profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2	$ (9,518)
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period		1,954,981
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period		808,785
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | 12-month ECL [member] | Stage 1 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		14,866	56,383
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		44,095
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period		4,838
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 2 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period		119,011
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		(44,095)
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Retail Like Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period		(4,838)
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Wholesale Portfolio [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Financial assets derecognized during the period		1,027,185
Transfer from stage 3 to stage 1 [member] | Other movements with no profit and loss impact [member] | Lifetime ECL [member] | Stage 3 [member] | Naranja [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfer from Stage 1 to Stage 2		$ (14,866)	$ (56,383)